Estimated Future Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 12,053
2021	8,732
2022	7,596
2023	7,297
2024	7,297
Thereafter	52,817
Total	$ 95,792	$ 80,987